Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Mar. 19, 2026	Mar. 31, 2026
Subsequent Events [Line Items]
Gross proceeds	$ 120
Aggregate consideration amount		$ 35